6. Expenses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
DisclosureOfExpensesLineItems [Line Items]
Director and employee benefits expense	$ 0	$ 467,220	$ 1,090,634
Other expenses	121,090	298,617	586,192
Wages and Salaries
DisclosureOfExpensesLineItems [Line Items]
Director and employee benefits expense	0	450,318	1,041,974
Contribution to Defined Contribution Plans
DisclosureOfExpensesLineItems [Line Items]
Director and employee benefits expense	0	16,902	48,660
Audit Fees
DisclosureOfExpensesLineItems [Line Items]
Other expenses	26,816	46,748	66,748
Computer Maintenance and Consumables
DisclosureOfExpensesLineItems [Line Items]
Other expenses	0	592	6,114
Communication Expenses
DisclosureOfExpensesLineItems [Line Items]
Other expenses	7,976	14,725	28,773
Insurance Costs
DisclosureOfExpensesLineItems [Line Items]
Other expenses	58,192	78,004	91,138
Legal Fees
DisclosureOfExpensesLineItems [Line Items]
Other expenses	14,787	52,508	152,961
Plant Sale and Operating Costs
DisclosureOfExpensesLineItems [Line Items]
Other expenses	0	0	188,185
Due Diligence Costs
DisclosureOfExpensesLineItems [Line Items]
Other expenses	0	73,145	0
Other Administrative Costs
DisclosureOfExpensesLineItems [Line Items]
Other expenses	$ 13,319	$ 32,895	$ 52,273